Deposits	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Deposits
Deposits
Deposits at December 31, 2015 and 2014 are summarized as follows:

	In Thousands
	2015	2014
Demand deposits	$197,062	155,721
Savings accounts	107,829	102,432
Negotiable order of withdrawal accounts	445,967	375,967
Money market demand accounts	523,895	479,549
Certificates of deposit $100,000 or greater	220,151	229,709
Other certificates of deposit	208,359	225,766
Individual retirement accounts $100,000 or greater	38,058	40,590
Other individual retirement accounts	48,529	50,536
	$1,789,850	1,660,270

Deposit accounts with a balance greater than $250,000 at December 31, 2015 totaled $467,559,000.
Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2015 are as follows:

(In Thousands)
Maturity	Total
2016	$232,189
2017	132,540
2018	93,092
2019	35,463
2020	21,305
Thereafter	508
$515,097

The aggregate amount of overdrafts reclassified as loans receivable was $303,000 and $373,000 at December 31, 2015 and 2014, respectively.
As of December 31, 2015 and 2014, Wilson Bank was not required to maintain a cash balance with the Federal Reserve.